Defined Contribution Plan (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, percent			100.00%		100.00%
Employer matching contribution, description			401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee's pay. Employees become fully vested in employer matching contributions after six months of employment.		401(k) defined contribution plan ("401(k) Plan") that provides for a 100% employer matching contribution of the first 3% and a 50% employer matching contribution of each additional percent contributed by an employee up to 5% of each employee's pay. Employees become fully vested in employer matching contributions after six months of employment.
Employer matching contribution, amount	$ 1,442	$ 904	$ 2,755	$ 2,100	$ 13,173	$ 4,000
PRC
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution, amount			$ 372,061	$ 255,408	$ 439,227	$ 571,476